Concentrations	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentrations

16.	Concentrations.

One tenant accounts for 10% of the Company’s consolidated revenues during 2017.  The mining royalty lands segment has a total of four tenants currently leasing mining locations and one lessee that accounted for 13.6% of the Company’s consolidated revenues during 2017 and $190,000 of accounts receivable at December 31, 2017.  The termination of these lessees’ underlying leases could have a material adverse effect on the Company. The Company places its cash and cash equivalents with First Tennessee Bank.  At times, such amounts may exceed FDIC limits.